Accumulated Other Comprehensive Losses (Components of Accumulated Other Comprehensive Losses, Net Of Taxes) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Accumulated Other Comprehensive Income (Loss), Net of Tax [Abstract]
Currency translation adjustments	$ (2,207)	$ (331)	$ (293)
Pension and other benefits	(2,046)	(3,365)	(2,585)
Derivatives accounted for as hedges	63	92	15
Total accumulated other comprehensive losses	(4,190)	(3,604)	(2,863)
(Gains)/ losses transferred to earnings, net of income taxes of $- in 2013	$ 12	$ 0	$ 0